Schedule-III Real Estate Owned (Details) (USD $)	12 Months Ended										12 Months Ended														12 Months Ended													12 Months Ended										12 Months Ended				12 Months Ended																							12 Months Ended												12 Months Ended			12 Months Ended																			12 Months Ended				12 Months Ended							12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended													12 Months Ended																		12 Months Ended		12 Months Ended		12 Months Ended											12 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 LAND [Member]	Dec. 31, 2011 COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 WESTERN REGION [Member]	Dec. 31, 2011 MID-ATLANTIC REGION [Member]	Dec. 31, 2011 SOUTHEASTERN REGION [Member]	Dec. 31, 2011 SOUTHWESTERN [Member]	Dec. 31, 2011 Harbor at Mesa Verde [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine Brook Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pacific Shores [Member] WESTERN REGION [Member]	Dec. 31, 2011 Huntington Vista [Member] WESTERN REGION [Member]	Dec. 31, 2011 Missions at Back Bay [Member] WESTERN REGION [Member]	Dec. 31, 2011 Huntington Villas [Member] WESTERN REGION [Member]	Dec. 31, 2011 Vista Del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Foxborough [Member] WESTERN REGION [Member]	Dec. 31, 2011 Coronado at Newport - North [Member] WESTERN REGION [Member]	Dec. 31, 2011 Villa Venetia [Member] WESTERN REGION [Member]	Dec. 31, 2011 Coronado South [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine Brook Village II [Member] WESTERN REGION [Member]	Dec. 31, 2011 1818 Platinum Triangle [Member] WESTERN REGION [Member]	Dec. 31, 2011 ORANGE COUNTY, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 2000 Post Street [Member] WESTERN REGION [Member]	Dec. 31, 2011 388 Beale [Member] WESTERN REGION [Member]	Dec. 31, 2011 Birch Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Highlands of Marin [Member] WESTERN REGION [Member]	Dec. 31, 2011 Marina Playa [Member] WESTERN REGION [Member]	Dec. 31, 2011 2000 Post III [Member] WESTERN REGION [Member]	Dec. 31, 2011 River Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 Bay Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 City South [Member] WESTERN REGION [Member]	Dec. 31, 2011 Highlands of Marin Phase II [Member] WESTERN REGION [Member]	Dec. 31, 2011 Edgewater [Member] WESTERN REGION [Member]	Dec. 31, 2011 Almaden Lake Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 SAN FRANCISCO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Rosebeach [Member] WESTERN REGION [Member]	Dec. 31, 2011 Sullivan Place [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Circle Towers [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Delancey at Shirlington [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Constant Friendship [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Lakeside Mill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Tamar Meadow [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Calvert's Walk [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Liriope Apartments [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 BALTIMORE, MD [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Sugar Mill Creek [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Inlet Bay [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 MacAlpine Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 TAMPA, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Dominion Lake Ridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Middle Ridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Presidential Greens [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside Townhomes [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Signal Hill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Kings Place [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ellicott Grove [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Arborview Apartments [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Olde West [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Creekwood [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion English Hills [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Domain Brewers Hill [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ashton @ Waterford [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Residences at the Domain [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Residences at Stadium Village [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Lumiere [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Waterford at Peoria [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Ocean Villas [Member] WESTERN REGION [Member]	Dec. 31, 2011 Pine @ Sixth [Member] WESTERN REGION [Member]	Dec. 31, 2011 Jefferson at Marina del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Tierra Del Rey [Member] WESTERN REGION [Member]	Dec. 31, 2011 Marina Pointe [Member] WESTERN REGION [Member]	Dec. 31, 2011 LOS ANGELES, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Arbor Terrace [Member] WESTERN REGION [Member]	Dec. 31, 2011 Aspen Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Crowne Pointe [Member] WESTERN REGION [Member]	Dec. 31, 2011 Hilltop [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Hawthorne [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Kennedy [Member] WESTERN REGION [Member]	Dec. 31, 2011 Borgata [Member] WESTERN REGION [Member]	Dec. 31, 2011 Hearthstone at Merrill Creek [Member] WESTERN REGION [Member]	Dec. 31, 2011 Island Square [Member] WESTERN REGION [Member]	Dec. 31, 2011 989 elements [Member] WESTERN REGION [Member]	Dec. 31, 2011 Elements too [Member] WESTERN REGION [Member]	Dec. 31, 2011 SEATTLE, WA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Presidio at Rancho Del Oro [Member] WESTERN REGION [Member]	Dec. 31, 2011 Villas at Carlsbad [Member] WESTERN REGION [Member]	Dec. 31, 2011 SAN DIEGO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Boronda Manor [Member] WESTERN REGION [Member]	Dec. 31, 2011 Garden Court [Member] WESTERN REGION [Member]	Dec. 31, 2011 Cambridge Court [Member] WESTERN REGION [Member]	Dec. 31, 2011 Laurel Tree [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Harden Ranch [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Northridge [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Pointe At Westlake [Member] WESTERN REGION [Member]	Dec. 31, 2011 Andover Park [Member] WESTERN REGION [Member]	Dec. 31, 2011 Foothills Tennis Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Calvert [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Windemere at Sycamore Highland [Member] WESTERN REGION [Member]	Dec. 31, 2011 The Whitmore [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 20 Lambourne [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Hunt Club [Member] WESTERN REGION [Member]	Dec. 31, 2011 Commons at Town Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside Towers [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Metropolitan D.C. [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 INLAND EMPIRE, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 PORTLAND, OR [Member] WESTERN REGION [Member]	Dec. 31, 2011 Tualatin Heights [Member] WESTERN REGION [Member]	Dec. 31, 2011 Woodlake Village [Member] WESTERN REGION [Member]	Dec. 31, 2011 SACRAMENTO, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 MONTEREY PENINSULA, CA [Member] WESTERN REGION [Member]	Dec. 31, 2011 Ridgewood [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Legacy at Mayland [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Gayton Pointe Townhomes [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion West End [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Waterside At Ironbridge [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Carriage Homes At Wyndham [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 RICHMOND, VA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Heather Lake [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Woodscape [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Eastwind [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Forest Lake At Oyster Point [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Waterside At Lynnhave [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Dominion Yorkshire Downs [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 View 14 [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 NORFOLK, VA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Garrison Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Ridge At Blue Hills [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Inwood West [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Boston, MA [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 14 North [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 10 Hanover Square [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Greens At Falls Run [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 New York, NY [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Wellington Place at Olde Town [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 21 Chelsea [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Manor At England Run [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Greens At Schumaker Pond [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Rivergate [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 OTHER MID-ATLANTIC [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 95 Wall [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Hickory Run [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Summit West [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Breyley [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Lakewood Place [Member] SOUTHEASTERN REGION [Member]	Oct. 31, 2011 Lakewood Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Hunters Ridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Bay Meadow [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Cambridge Woods [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Island Walk [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Gallery at Bayport II [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Vintage Lofts at West End [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Canopy Apartment Villas [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Altamira Place [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Regatta Shore [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Alafaya Woods [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Seabrook [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Los Altos [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 ORLAND, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Carrington Hills [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Kensley [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Preserve at Brentwood [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Greentree [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Place on Millenia Blvd [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 PIERPOINT Port Orange [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Mallards of Brandywine [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Colonnade [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Antlers [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Groves [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Lotus Landing [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Seville on The Green [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Westland [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Arbors at Lee Vista DCO [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Brookridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Breckenridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Polo Park [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 NASHVILLE, TN [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 St Johns Plantation [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 JACKSONVILLE, FL [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 The Reserve and Park at Riverbridge [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 OTHER FLORIDA [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 Highlands of Preston [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Garden Oaks [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Springhaven [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Glenwood [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Talisker of Addison [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Clipper Pointe [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 THIRTY377 [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 The Belmont [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Savoye [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Legacy Village [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 DALLAS, TX [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Finisterra [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Sierra Foothills [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 PHOENIX, AZ [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Sierra Canyon [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Other [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 The Calvert - commercial side [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 AUSTIN, TX [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Presidio [Member] LAND [Member]	Dec. 31, 2011 Circle Towers Office Bldg [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 UDR Pacific Los Alisos, LP [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Barton Creek Landing [Member] SOUTHWESTERN [Member]	Dec. 31, 2011 Verano at Rancho Cucamonga Town Square [Member] WESTERN REGION [Member]	Dec. 31, 2011 Dominion At Eden Brook [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Savoye2 [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Palazzo at Vitruvian Park [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Mission Bay [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Andover House [Member] MID-ATLANTIC REGION [Member]	Dec. 31, 2011 Legacy Hill [Member] SOUTHEASTERN REGION [Member]	Dec. 31, 2011 2400 14th Street [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Bennet Assemblage [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 Waterside [Member] LAND [Member]	Dec. 31, 2011 Parkers Landing II TRS [Member] LAND [Member]	Dec. 31, 2011 3033 Wilshire [Member] LAND [Member]	Dec. 31, 2011 DCO Beach Walk LLC [Member] LAND [Member]	Dec. 31, 2011 Village at Bella Terra [Member] REAL ESTATE UNDER DEVELOPMENT [Member]	Dec. 31, 2011 7 Harcourt [Member] LAND [Member]	Dec. 31, 2011 Vitruvian [Member] LAND [Member]	Dec. 31, 2011 Spring Valley Road [Member] LAND [Member]	Dec. 31, 2011 Hanover Village [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Brookhaven Shopping Center [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Bellevue Plaza retail [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 Grandview DCO [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 TOTAL CORPORATE [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 COMMERCIAL & CORPORATE [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 REAL ESTATE OWNED [Member] COMMERCIAL HELD FOR DEVELOPMENT [Member]	Dec. 31, 2011 TOTAL REAL ESTATE UNDER DEVELOPMENT [Member] LAND [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances				$ 25,076,000		$ 22,271,000	$ 796,203,000	$ 721,672,000	$ 171,284,000	$ 155,047,000	$ 47,091,000	$ 18,270,000	$ 19,145,000	$ 31,274,000	$ 11,326,000	$ 55,752,000	$ 12,659,000		$ 48,448,000		$ 92,188,000			$ 336,153,000							$ 33,130,000				$ 45,106,000	$ 27,000,000	$ 105,236,000			$ 69,771,000		$ 10,683,000	$ 15,242,000	$ 17,602,000	$ 18,043,000		$ 131,794,000				$ 20,561,000	$ 22,610,000	$ 33,096,000			$ 42,074,000	$ 16,121,000							$ 25,958,000	$ 25,079,000				$ 8,663,000		$ 89,850,000		$ 67,700,000	$ 166,213,000		$ 10,819,000	$ 7,328,000	$ 6,774,000		$ 17,942,000		$ 25,479,000				$ 68,342,000											$ 15,938,000			$ 24,017,000		$ 32,795,000	$ 17,020,000			$ 196,232,000	$ 78,325,000	$ 41,934,000	$ 8,976,000					$ 41,507,000		$ 25,582,000			$ 67,089,000										$ 24,761,000	$ 60,702,000	$ 85,463,000		$ 205,526,000		$ 241,094,000	$ 28,681,000	$ 35,568,000									$ 20,561,000									$ 15,640,000		$ 20,049,000		$ 24,352,000	$ 85,999,000			$ 24,591,000															$ 24,591,000			$ 40,133,000	$ 40,133,000					$ 7,157,000		$ 31,816,000			$ 59,300,000	$ 98,273,000		$ 20,978,000	$ 31,695,000	$ 10,717,000			$ 25,079,000					$ 54,308,000	$ 21,308,000	$ 25,076,000																	$ 22,271,000			$ 22,271,000	$ 1,891,553,000	$ 25,076,000
Initial Costs, Land and Land Improvements				112,127,000	50,793,000	38,846,000	809,287,000	489,163,000	141,917,000	130,791,000	20,477,000	2,582,000	7,345,000	8,055,000	229,000	61,535,000	10,670,000	12,071,000	62,516,000	70,825,000	58,785,000	25,922,000	16,663,000	357,675,000	9,861,000	14,253,000	4,365,000	5,996,000	6,224,000	1,756,000	22,161,000	8,545,000	14,031,000	5,353,000	30,657,000	594,000	123,796,000	8,414,000	1,137,000	33,011,000	21,606,000	903,000	2,666,000	4,145,000	4,408,000	1,620,000	41,660,000	2,242,000	7,702,000	10,869,000	52,927,000	2,366,000	3,311,000	11,238,000	129,000	13,290,000	1,565,000	2,920,000	4,653,000	1,965,000		1,979,000	4,669,000	3,872,000	4,034,000	7,930,000	5,092,000	2,225,000	5,135,000	5,805,000	55,651,000	39,586,000	48,182,000	162,773,000	1,453,000	1,178,000	2,486,000	2,174,000	6,474,000	6,179,000	6,379,000	6,848,000	21,284,000	8,541,000	27,468,000	90,464,000	9,164,000	6,517,000	15,681,000	1,946,000	888,000	3,039,000	1,304,000	6,388,000	2,044,000	1,329,000	2,916,000	3,618,000	263,000	5,810,000	6,418,000	11,750,000	6,014,000	136,000	874,000	133,211,000	19,367,000	12,203,000	3,273,000	6,772,000	10,390,000	16,938,000	5,612,000		826,000	2,059,000	1,844,000	474,000	9,147,000	617,000	798,000	155,000	780,000	1,824,000	1,089,000	5,710,000	5,263,000	5,591,000	6,039,000	20,778,000	43,369,000	10,961,000	41,432,000	2,731,000	249,878,000	13,753,000	36,399,000	3,194,000	710,000	114,410,000	6,635,000	57,637,000	1,469,000	2,176,000	1,780,000	1,395,000		2,462,000	2,893,000	1,791,000	7,231,000	5,775,000	6,611,000	2,895,000	1,533,000	757,000	1,653,000	1,846,000	2,804,000	37,691,000	2,117,000	3,179,000	3,181,000	1,634,000	12,172,000	3,373,000	766,000	1,460,000	4,034,000	790,000	2,185,000	1,282,000	1,835,000	6,692,000	708,000	766,000	4,583,000	15,432,000	4,288,000	14,970,000	15,968,000	20,897,000	2,151,000	2,132,000	6,688,000	7,903,000	10,440,000	13,221,000	24,036,000	11,720,000	7,374,000	16,882,000	102,547,000	1,274,000	2,728,000	21,059,000	1,810,000		34,000	7,185,000	1,524,000	1,407,000	17,298,000	3,151,000	13,557,000	2,361,000	6,510,000	7,659,000	23,625,000	14,357,000	1,148,000	31,747,000	288,000	11,862,000	1,710,000	11,055,000	12,878,000	25,000,000	884,000	8,005,000	2,875,000	1,624,000	4,138,000	24,377,000	7,266,000		38,846,000	1,772,924,000	162,920,000
Initial Costs, Buildings and Improvements				7,375,000	16,099,000	30,408,000	1,537,132,000	2,129,984,000	582,275,000	299,476,000	28,538,000	25,504,000	22,624,000	22,486,000	14,129,000	18,017,000	7,080,000	6,187,000	46,082,000	24,179,000	50,067,000	60,961,000	51,905,000	377,759,000	44,578,000	74,104,000	16,696,000	24,868,000	23,916,000	7,753,000	40,137,000	14,458,000	30,537,000	18,559,000	83,872,000	42,515,000	421,993,000	17,449,000	103,676,000	107,051,000	66,765,000	4,669,000	10,109,000	17,150,000	24,692,000	6,791,000	199,073,000	7,553,000	23,150,000	36,858,000	187,534,000	8,387,000	13,283,000	18,790,000	3,724,000		7,007,000	9,099,000	23,952,000	12,204,000		11,524,000	40,630,000	17,538,000	55,256,000		11,998,000	21,593,000	12,789,000	6,305,000		36,679,000	102,364,000	175,586,000	11,995,000	9,116,000	6,437,000	7,408,000	30,226,000	22,307,000	24,569,000	30,922,000	89,389,000	45,990,000	72,036,000	350,395,000	22,694,000	10,718,000	33,412,000	8,982,000	4,188,000	12,883,000	5,115,000	23,854,000	8,028,000	5,334,000	16,995,000	14,542,000	11,189,000	23,450,000	13,411,000	45,590,000	14,870,000	7,724,000	38,209,000	597,872,000	27,095,000	40,999,000	9,134,000	26,967,000	41,509,000	68,384,000	20,086,000		5,148,000	15,049,000	13,238,000	30,997,000	88,160,000	3,400,000	7,209,000	5,317,000	8,862,000	4,107,000	8,582,000	97,941,000	37,477,000	91,027,000	34,869,000	88,096,000	265,167,000	51,175,000	218,983,000	5,300,000	917,312,000	36,059,000	107,154,000	13,505,000	6,118,000	324,920,000	24,923,000	266,255,000	11,584,000	4,710,000	2,458,000	10,647,000		10,942,000	9,254,000	7,166,000	19,897,000	17,236,000	37,663,000	6,456,000	11,076,000	6,608,000	9,042,000	4,155,000	12,349,000	132,364,000		30,711,000	24,674,000	11,227,000	37,143,000	7,096,000	5,407,000	16,015,000	11,193,000	4,767,000	8,639,000	6,498,000	14,865,000	12,860,000	5,461,000	7,714,000	16,293,000	87,608,000	33,102,000	101,098,000	56,401,000	73,671,000	8,168,000	5,367,000	3,354,000	554,000	634,000	2,507,000	32,951,000		3,367,000	100,102,000	157,004,000	26,392,000		72,947,000	12,964,000		1,598,000	69,525,000		4,498,000		14,269,000	3,645,000	9,384,000	3,774,000	3,601,000		51,577,000	5,867,000			93,000						16,006,000			7,093,000	7,517,000	9,702,000		30,408,000	4,602,749,000	23,474,000
Total Initial Acquisition Costs				119,502,000	66,892,000	69,254,000	2,346,419,000	2,619,147,000	724,192,000	430,267,000	49,015,000	28,086,000	29,969,000	30,541,000	14,358,000	79,552,000	17,750,000	18,258,000	108,598,000	95,004,000	108,852,000	86,883,000	68,568,000	735,434,000	54,439,000	88,357,000	21,061,000	30,864,000	30,140,000	9,509,000	62,298,000	23,003,000	44,568,000	23,912,000	114,529,000	43,109,000	545,789,000	25,863,000	104,813,000	140,062,000	88,371,000	5,572,000	12,775,000	21,295,000	29,100,000	8,411,000	240,733,000	9,795,000	30,852,000	47,727,000	240,461,000	10,753,000	16,594,000	30,028,000	3,853,000	13,290,000	8,572,000	12,019,000	28,605,000	14,169,000		13,503,000	45,299,000	21,410,000	59,290,000	7,930,000	17,090,000	23,818,000	17,924,000	12,110,000	55,651,000	76,265,000	150,546,000	338,359,000	13,448,000	10,294,000	8,923,000	9,582,000	36,700,000	28,486,000	30,948,000	37,770,000	110,673,000	54,531,000	99,504,000	440,859,000	31,858,000	17,235,000	49,093,000	10,928,000	5,076,000	15,922,000	6,419,000	30,242,000	10,072,000	6,663,000	19,911,000	18,160,000	11,452,000	29,260,000	19,829,000	57,340,000	20,884,000	7,860,000	39,083,000	731,083,000	46,462,000	53,202,000	12,407,000	33,739,000	51,899,000	85,322,000	25,698,000		5,974,000	17,108,000	15,082,000	31,471,000	97,307,000	4,017,000	8,007,000	5,472,000	9,642,000	5,931,000	9,671,000	103,651,000	42,740,000	96,618,000	40,908,000	108,874,000	308,536,000	62,136,000	260,415,000	8,031,000	1,167,190,000	49,812,000	143,553,000	16,699,000	6,828,000	439,330,000	31,558,000	323,892,000	13,053,000	6,886,000	4,238,000	12,042,000		13,404,000	12,147,000	8,957,000	27,128,000	23,011,000	44,274,000	9,351,000	12,609,000	7,365,000	10,695,000	6,001,000	15,153,000	170,055,000	2,117,000	33,890,000	27,855,000	12,861,000	49,315,000	10,469,000	6,173,000	17,475,000	15,227,000	5,557,000	10,824,000	7,780,000	16,700,000	19,552,000	6,169,000	8,480,000	20,876,000	103,040,000	37,390,000	116,068,000	72,369,000	94,568,000	10,319,000	7,499,000	10,042,000	8,457,000	11,074,000	15,728,000	56,987,000	11,720,000	10,741,000	116,984,000	259,551,000	27,666,000	2,728,000	94,006,000	14,774,000		1,632,000	76,710,000	1,524,000	5,905,000	17,298,000	17,420,000	17,202,000	11,745,000	10,284,000	11,260,000	23,625,000	65,934,000	7,015,000	31,747,000	288,000	11,955,000	1,710,000	11,055,000	12,878,000	25,000,000	884,000	24,011,000	2,875,000	1,624,000	11,231,000	31,894,000	16,968,000		69,254,000	2,375,673,000	186,394,000
Cost of Improvements Capitalized Subsequent to Acquisition Costs				129,244,000	58,932,000	16,043,000	481,212,000	411,343,000	343,214,000	255,438,000	11,271,000	4,638,000	7,777,000	6,102,000	1,871,000	5,014,000	1,670,000	2,285,000	19,536,000	5,424,000	12,351,000	1,353,000	225,000	79,517,000	6,848,000	438,000	5,320,000	25,554,000	7,660,000	2,983,000	2,221,000	2,543,000	30,689,000	10,976,000	1,760,000	2,459,000	99,451,000	1,889,000	3,080,000	5,927,000	966,000	3,315,000	3,707,000	4,381,000	5,833,000	896,000	59,656,000	5,616,000	11,958,000	5,070,000	96,397,000	5,211,000	5,712,000	7,339,000	658,000	68,930,000	3,810,000	22,219,000	5,857,000	5,216,000	4,975,000	8,224,000	247,000	1,823,000	1,226,000	41,418,000	6,971,000	1,635,000	1,351,000	12,387,000	87,946,000	1,811,000	2,188,000	107,572,000	2,820,000	1,986,000	4,252,000	3,164,000	1,758,000	1,098,000	245,000	1,706,000	2,443,000	581,000	10,498,000	30,551,000	5,073,000	1,514,000	6,587,000	8,396,000	4,385,000	13,073,000	5,335,000	23,263,000	9,098,000	5,159,000	6,676,000	5,824,000	20,825,000	2,103,000	19,602,000	3,471,000	4,850,000	1,013,000	10,007,000	176,413,000	54,485,000	17,181,000	5,655,000	11,335,000	17,159,000	68,709,000	7,214,000	19,269,000	28,743,000	12,222,000	6,513,000	7,001,000	92,163,000	9,532,000	8,988,000	5,762,000	8,212,000	5,569,000	5,391,000	1,166,000	43,454,000	2,689,000	359,000	893,000	5,029,000	1,088,000	2,085,000	4,665,000	4,793,000	16,314,000	409,000	20,133,000	5,037,000	2,162,000	29,835,000	137,000	8,458,000	7,379,000	16,499,000		7,666,000	6,075,000	8,816,000	7,281,000	10,038,000	2,259,000	7,740,000	21,736,000	18,659,000	13,909,000	7,612,000	7,161,000	7,768,000	104,876,000	32,205,000	1,719,000	4,895,000	12,531,000	1,545,000	5,678,000	3,016,000	3,703,000	12,629,000	5,248,000	7,802,000	6,049,000	10,964,000	10,812,000	3,844,000	3,688,000	15,090,000	79,724,000	5,302,000	43,145,000	5,130,000	19,072,000	29,559,000	1,093,000	745,000	1,095,000	1,506,000	1,664,000	6,117,000	54,825,000	55,553,000	4,071,000	156,228,000	4,351,000	21,204,000	77,776,000	2,197,000	3,372,000	1,174,000	21,434,000	921,000	1,275,000	9,496,000	20,208,000	52,382,000	5,920,000	56,423,000	7,258,000	14,054,000	2,449,000	7,841,000	33,152,000	1,659,000	129,000	762,000	4,990,000	194,000	7,202,000	3,767,000	46,326,000	1,843,000		11,393,000	96,000	2,105,000	3,372,000	19,415,000	1,698,798,000	188,176,000
Gross Amount at Which Carried at Close of Period, Land and Land Improvements				116,052,000	80,739,000	52,059,000	865,737,000	569,753,000	178,915,000	172,040,000	20,774,000	3,886,000	7,596,000	8,243,000	10,739,000	61,855,000	10,783,000	12,180,000	66,591,000	70,984,000	59,058,000	25,997,000	16,665,000	375,351,000	10,178,000	14,253,000	5,022,000	7,011,000	6,764,000	3,290,000	22,265,000	8,549,000	15,672,000	5,730,000	30,668,000	655,000	130,057,000	8,462,000	1,181,000	32,876,000	21,616,000	1,146,000	2,849,000	4,502,000	4,567,000	1,629,000	46,159,000	2,648,000	8,857,000	11,091,000	69,553,000	2,775,000	3,638,000	11,519,000	2,725,000	25,327,000	1,800,000	5,189,000	5,058,000	2,606,000	274,000	2,873,000	4,669,000	4,041,000	4,086,000	15,170,000	4,726,000	2,980,000	5,205,000	6,241,000	61,132,000	39,592,000	48,225,000	168,857,000	1,769,000	1,437,000	2,773,000	2,641,000	6,533,000	6,212,000	6,384,000	6,860,000	21,354,000	8,517,000	30,077,000	94,557,000	9,600,000	6,639,000	16,239,000	3,112,000	1,455,000	5,160,000	2,075,000	9,731,000	3,204,000	2,109,000	3,105,000	3,987,000	8,275,000	5,986,000	7,424,000	11,837,000	6,295,000	6,874,000	26,215,000	190,903,000	28,904,000	13,107,000	3,707,000	7,832,000	11,819,000	26,846,000	5,836,000	1,772,000	3,319,000	4,502,000	2,249,000	3,764,000	21,359,000	1,194,000	2,027,000	601,000	1,346,000	2,198,000	1,489,000	5,721,000	8,855,000	5,591,000	6,042,000	20,779,000	43,373,000	10,961,000	41,432,000	3,116,000	249,886,000	14,541,000	36,399,000	5,142,000	960,000	114,414,000	9,218,000	57,641,000	1,989,000	3,097,000	3,204,000	2,120,000		3,490,000	3,994,000	2,492,000	4,935,000	8,536,000	15,089,000	5,288,000	3,190,000	1,894,000	2,394,000	2,611,000	3,770,000	46,746,000	4,278,000	3,193,000	3,354,000	2,761,000	12,201,000	3,808,000	1,106,000	1,810,000	5,224,000	1,624,000	2,717,000	1,668,000	3,298,000	6,972,000	1,007,000	1,157,000	5,491,000	20,778,000	4,542,000	19,018,000	16,282,000	22,820,000	5,886,000	6,878,000	8,256,000	8,112,000	10,830,000	14,860,000	24,229,000	21,016,000	14,660,000	17,029,000	131,756,000	1,735,000	5,102,000	31,784,000	2,071,000	5,000	1,172,000	8,500,000	1,300,000	1,380,000	16,385,000	4,414,000	22,918,000	2,913,000	11,108,000	7,659,000	23,653,000	14,360,000	1,692,000	31,393,000	854,000	11,862,000	1,511,000	11,049,000	12,878,000	25,000,000	884,000	38,380,000	2,875,000	1,104,000	7,733,000	29,920,000	10,750,000	5,000	52,064,000	2,035,300,000	196,791,000
Gross Amount at Which Carried at Close of Period, Buildings & Buildings Improvements				132,694,000	45,085,000	33,238,000	1,961,894,000	2,460,737,000	888,491,000	513,665,000	39,512,000	28,838,000	30,150,000	28,400,000	5,490,000	22,711,000	8,637,000	8,363,000	61,543,000	29,444,000	62,145,000	62,239,000	52,128,000	439,600,000	51,109,000	74,542,000	21,359,000	49,407,000	31,036,000	9,202,000	42,254,000	16,997,000	59,585,000	29,158,000	85,621,000	44,913,000	515,183,000	19,290,000	106,712,000	113,113,000	67,721,000	7,741,000	13,633,000	21,174,000	30,366,000	7,678,000	254,230,000	12,763,000	33,953,000	41,706,000	267,305,000	13,189,000	18,668,000	25,848,000	1,786,000	56,893,000	10,582,000	29,049,000	29,404,000	16,779,000	4,701,000	18,854,000	40,877,000	19,192,000	56,430,000	34,178,000	19,335,000	22,473,000	14,070,000	18,256,000	82,465,000	38,484,000	104,509,000	277,074,000	14,499,000	10,843,000	10,402,000	10,105,000	31,925,000	23,372,000	24,809,000	32,616,000	91,762,000	46,595,000	79,925,000	376,853,000	27,331,000	12,110,000	39,441,000	16,212,000	8,006,000	23,835,000	9,679,000	43,774,000	15,966,000	9,713,000	23,482,000	19,997,000	24,002,000	25,377,000	32,007,000	48,974,000	19,439,000	1,999,000	22,875,000	716,593,000	72,043,000	57,276,000	14,355,000	37,242,000	57,239,000	127,185,000	27,076,000	17,497,000	31,398,000	24,828,000	19,346,000	34,708,000	168,111,000	12,355,000	14,968,000	10,633,000	16,508,000	9,302,000	13,573,000	99,096,000	77,339,000	93,716,000	35,225,000	88,988,000	270,192,000	52,263,000	221,068,000	9,580,000	922,097,000	51,585,000	107,563,000	31,690,000	10,905,000	327,078,000	52,175,000	266,388,000	19,522,000	11,168,000	17,533,000	17,588,000		15,989,000	16,969,000	13,746,000	32,231,000	16,734,000	36,925,000	25,799,000	28,078,000	19,380,000	15,913,000	10,551,000	19,151,000	228,185,000	30,044,000	32,416,000	29,396,000	22,631,000	38,659,000	12,339,000	8,083,000	19,368,000	22,632,000	9,181,000	15,909,000	12,161,000	24,366,000	23,392,000	9,006,000	11,011,000	30,475,000	161,986,000	38,150,000	140,195,000	61,217,000	90,820,000	33,992,000	1,714,000	2,531,000	1,440,000	1,750,000	2,532,000	38,875,000	45,529,000	51,634,000	104,026,000	284,023,000	30,282,000	18,830,000	139,998,000	14,900,000	3,367,000	1,634,000	89,644,000	1,145,000	5,800,000	10,409,000	33,214,000	46,666,000	14,752,000	55,599,000	10,859,000	14,026,000	54,023,000	13,164,000	33,506,000	1,093,000	222,000	961,000	4,996,000	194,000	7,202,000	3,767,000	31,957,000	1,843,000	520,000	14,891,000	2,070,000	8,323,000	3,367,000	36,605,000	6,039,171,000	177,779,000
Total Carrying Value				248,746,000	125,824,000	85,297,000	2,827,631,000	3,030,490,000	1,067,406,000	685,705,000	60,286,000	32,724,000	37,746,000	36,643,000	16,229,000	84,566,000	19,420,000	20,543,000	128,134,000	100,428,000	121,203,000	88,236,000	68,793,000	814,951,000	61,287,000	88,795,000	26,381,000	56,418,000	37,800,000	12,492,000	64,519,000	25,546,000	75,257,000	34,888,000	116,289,000	45,568,000	645,240,000	27,752,000	107,893,000	145,989,000	89,337,000	8,887,000	16,482,000	25,676,000	34,933,000	9,307,000	300,389,000	15,411,000	42,810,000	52,797,000	336,858,000	15,964,000	22,306,000	37,367,000	4,511,000	82,220,000	12,382,000	34,238,000	34,462,000	19,385,000	4,975,000	21,727,000	45,546,000	23,233,000	60,516,000	49,348,000	24,061,000	25,453,000	19,275,000	24,497,000	143,597,000	78,076,000	152,734,000	445,931,000	16,268,000	12,280,000	13,175,000	12,746,000	38,458,000	29,584,000	31,193,000	39,476,000	113,116,000	55,112,000	110,002,000	471,410,000	36,931,000	18,749,000	55,680,000	19,324,000	9,461,000	28,995,000	11,754,000	53,505,000	19,170,000	11,822,000	26,587,000	23,984,000	32,277,000	31,363,000	39,431,000	60,811,000	25,734,000	8,873,000	49,090,000	907,496,000	100,947,000	70,383,000	18,062,000	45,074,000	69,058,000	154,031,000	32,912,000	19,269,000	34,717,000	29,330,000	21,595,000	38,472,000	189,470,000	13,549,000	16,995,000	11,234,000	17,854,000	11,500,000	15,062,000	104,817,000	86,194,000	99,307,000	41,267,000	109,767,000	313,565,000	63,224,000	262,500,000	12,696,000	1,171,983,000	66,126,000	143,962,000	36,832,000	11,865,000	441,492,000	61,393,000	324,029,000	21,511,000	14,265,000	20,737,000	19,708,000		19,479,000	20,963,000	16,238,000	37,166,000	25,270,000	52,014,000	31,087,000	31,268,000	21,274,000	18,307,000	13,162,000	22,921,000	274,931,000	34,322,000	35,609,000	32,750,000	25,392,000	50,860,000	16,147,000	9,189,000	21,178,000	27,856,000	10,805,000	18,626,000	13,829,000	27,664,000	30,364,000	10,013,000	12,168,000	35,966,000	182,764,000	42,692,000	159,213,000	77,499,000	113,640,000	39,878,000	8,592,000	10,787,000	9,552,000	12,580,000	17,392,000	63,104,000	66,545,000	66,294,000	121,055,000	415,779,000	32,017,000	23,932,000	171,782,000	16,971,000	3,372,000	2,806,000	98,144,000	2,445,000	7,180,000	26,794,000	37,628,000	69,584,000	17,665,000	66,707,000	18,518,000	37,679,000	68,383,000	14,856,000	64,899,000	1,947,000	12,084,000	2,472,000	16,045,000	13,072,000	32,202,000	4,651,000	70,337,000	4,718,000	1,624,000	22,624,000	31,990,000	19,073,000	3,372,000	88,669,000	8,074,471,000	374,570,000
Accumulated Depreciation				570,000	(1,643,000)	11,603,000	633,287,000	542,633,000	485,114,000	160,160,000	20,518,000	14,045,000	15,105,000	14,479,000	2,972,000	10,965,000	4,112,000	3,558,000	29,146,000	13,401,000	28,473,000	13,190,000	4,225,000	174,189,000	19,648,000	3,076,000	10,517,000	17,294,000	14,791,000	3,773,000	15,981,000	5,827,000	13,826,000	6,801,000	18,845,000	9,339,000	139,718,000	8,526,000	25,545,000	23,714,000	14,696,000	4,883,000	9,166,000	12,142,000	14,602,000	3,752,000	108,968,000	7,243,000	19,948,000	18,542,000	142,713,000	8,230,000	11,469,000	15,907,000	852,000	6,353,000	6,751,000	17,876,000	15,039,000	12,514,000	3,014,000	11,134,000	3,208,000	10,786,000	11,488,000	6,490,000	12,775,000	4,623,000	5,895,000	11,565,000	14,308,000	9,369,000	7,661,000	57,324,000	7,346,000	4,971,000	5,536,000	5,052,000	12,495,000	8,430,000	6,660,000	7,132,000	18,374,000	5,363,000	13,388,000	94,747,000	13,176,000	5,079,000	18,255,000	6,662,000	3,393,000	10,269,000	4,115,000	18,246,000	6,985,000	3,984,000	11,570,000	10,432,000	9,209,000	13,711,000	16,461,000	11,613,000	9,810,000	1,115,000	12,048,000	202,296,000	35,553,000	29,116,000	7,736,000	20,299,000	30,731,000	53,654,000	16,168,000	12,138,000	21,308,000	15,049,000	10,433,000	17,587,000	103,177,000	10,729,000	11,874,000	7,864,000	10,810,000	6,384,000	7,673,000	2,793,000	55,334,000	6,887,000	2,657,000	3,812,000	15,691,000	2,335,000	8,945,000	5,911,000	25,007,000	22,649,000	2,109,000	19,134,000	7,115,000	8,215,000	32,160,000	5,738,000	11,013,000	8,712,000	13,772,000	11,578,000		9,963,000	11,178,000	8,771,000	17,716,000	6,427,000	8,863,000	19,013,000	20,860,000	13,816,000	10,523,000	7,618,000	11,655,000	135,569,000	16,264,000	9,143,000	14,627,000	14,972,000	10,965,000	11,060,000	4,876,000	9,157,000	14,941,000	6,534,000	8,892,000	7,084,000	16,067,000	14,357,000	5,588,000	6,299,000	14,135,000	86,440,000	16,538,000	71,661,000	26,261,000	48,731,000	16,633,000	1,052,000	1,571,000	714,000	894,000	1,547,000	13,838,000	8,799,000	6,980,000	24,322,000	76,350,000	13,999,000	12,968,000	60,236,000	9,381,000	3,000	771,000	23,574,000		1,023,000		12,086,000	21,842,000	9,936,000	570,000			15,087,000	9,357,000			201,000	(1,852,000)				7,000		1,000	533,000	2,523,000	230,000	6,523,000	3,000	11,606,000	1,831,727,000	(1,073,000)
Date of Construction											2003	1979	2003	1970	1969	1972	1969	1969	2000	1972	2000	1975	2009		1987	1999	1968	1991	1971	2006	2005	1962	1972	1968	2007	1999		1970	2007	1972	2006/07	1990	1989	1990	1988	1997		1988	1988/89	2001		1987	1990	1938	1971	2010	1983	2008	1992	1978/82/84/85/87	1984	1969/76	2009	2000	2007	2009	1996	2008	1965	2008	2008	1999	1993		1996	1996	1987	1985	2003	2005	2001	2000	2007	2006	2010		1987	1966		1979	1973	1974	1977	1986	1979	1975	1989	1988	1962	2001	2008	2003	1985	1971	1971				1989	1979			1988	2007	2007	1989	1987	1998		1972/74	1974/76	1970	1986	1966	1987	2009		1887/1990	2007	2066		2005	2005	1989		2008	2001	1990	1988	1985		2008	1989	1972	2007	1986		1992	2004	1985	1985/87	2008	2009	2008	2007	2007	2006	2004	2004		1999	2004	1998	2007	2007	2007	1985	1998	1985	1989	2006	2004	1990	2007	1986	1986	2008		2006		1999/2001		2008	1979	1977	1970	1975	1978	2007	2010	2010	2005/06/07		1997	1998		2001							1986	2006	1984				2004	1977
Date Acquired											40697	40697	40697	40697	40880	40790	40790	40790	40820	40820	40607	40671	40765		36130	41010	36130	36130	36130	36130	41126	41187	41218	41189	40976	41098		41156	39417	39508	39508	34820	36495	37561	38047	38047		36130	40697	40881		35096	35217	37377	37956	40483	33939	34516	38047	Dec-84 & Aug-91	33451	33573	40391	35916	40763	40672	40669	40763	41186	41127	41159	41250	41162		35855	36130	36130	36130	41095	41218	41036	41037	41098	41252	40949		41064	41186		36130	36130	36130	36130	36130	36130	36130	41156	36130	37926	41215	37347	39508	41156	37956	37956				36130	36130			37469	33573	34943	35034	35674	40850		29281	32112	32234	34912	35278	35765	40722		40796	40796	41010		41010	41010	34820		38596	41132	34820	34820	41101		41132	35034	33939	34213	34394		34851	35400	35582	40730	40822	40733	34029	34425	34486	34608	35096	35339		35034	40731	40698	34516	40551	40882	35612	36161	35186	35034	35612	35704	35186	40761	35125	35490	40669		40699		40881		35855	40609	40640	40670	40670	40670	40761	40643	40765	40610		35855	35827		40878							40604	41184	33939				39142	35004
Reconciliation of the carrying amount of real estate owned
Balance at beginning of the year	6,881,347,000	6,315,047,000	5,831,753,000
Real estate acquired	1,590,514,000	425,825,000	28,220,000
Capital expenditures and development	189,711,000	167,986,000	273,552,000
Real estate sold	(587,101,000)	(20,328,000)
Retirement of fully depreciated assets		(7,183,000)	(4,407,000)
Real estate acquired through JV consolidation			185,929,000
Balance at end of the year	8,074,471,000	6,881,347,000	6,315,047,000
Reconciliation of accumulated depreciation for real estate owned
Balance at beginning of the year	1,638,326,000	1,351,293,000	1,078,689,000
Depreciation expense for the year	341,925,000	297,889,000	277,011,000
Accumulated depreciation on sales	(148,524,000)	(3,673,000)
Accumulated depreciation on retirements		(7,183,000)	(4,407,000)
Balance at end of year	1,831,727,000	1,638,326,000	1,351,293,000
Schedule of Real Estate Owned (Textual) [Abstract]
Aggregate cost for federal income tax	$ 7,300,000,000
Depreciable life of all buildings	35